Supplement dated September 14, 2026 to the Statutory Prospectus dated May 1, 2026 for the following variable life insurance policies issued by:

Pacific Life Insurance Company

M's Versatile Product®	Pacific Select® Exec IV
M's Versatile Product® - Survivorship	Pacific Select® Exec V
M's Versatile Product® - Survivorship II	Pacific Select® Exec
M's Versatile Product® VI	Pacific Select® Exec II
M's Versatile Product® VII	Pacific Select® Exec III
M's Versatile Product® VIII	Pacific Select® Excel Survivorship VUL
M's Versatile Product® IX	Pacific Select Estate Maximizer
MVP VUL 10	Pacific Select Estate Preserver®
MVP VUL 10 LTP	Pacific Select Estate Preserver® II
MVP VUL Accumulator	Pacific Select Estate Preserver® III
MVP VUL Survivorship 3	Pacific Select Estate Preserver® IV
Pacific Prime VUL	Pacific Select Estate Preserver® V
Pacific Select Accumulator	Pacific Select Estate Preserver® VI
Pacific Select Choice	Pacific Select Performer 500
Pacific Select® Survivorship VUL	Pacific Select® VUL
Pacific Select® VUL - Accumulation

Pacific Life & Annuity Company

Pacific Select Estate Preserver® - NY

Pacific Select® Exec IV - NY

Pacific Select® Exec V - NY

Pacific Select® Exec II - NY

Pacific Select® Exec III - NY

The purpose of this supplement is to update certain underlying fund information. This supplement must be preceded or accompanied by the Prospectus (the "Prospectus") for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or (800) 595-6997 for New York policies, or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

 As of October 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
PIMCO Global Managed Asset Allocation Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.96%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No.15-53364

85-53364-00